Material partly-owned subsidiaries - Statutory information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenue	€ 139,623	€ 160,408	€ 129,058
Loss for the year	(160,958)	(227,065)	(170,381)
Total comprehensive loss for the period	(161,795)	(226,335)	(170,621)
Total Non-current assets	18,480	19,098
Total Current assets	337,441	278,084
Total non-current liabilities	9,192	7,554
Total Current liabilities	122,569	107,054
Cash flows from (used in) operating activities	(98,472)	(182,588)	(139,012)
Cash flows from (used in) investing activities	60,044	(67,701)	(3,633)
Cash flows from (used in) financing activities	187,128	316,828	213,249
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Revenue	36	293	240
Loss for the year	(29)	(303)	(243)
Total comprehensive loss for the period	9	(303)	(242)
Total Non-current assets	2	29
Total Current assets	14	100
Total non-current liabilities	0	9
Total Current liabilities	24	1,386
Cash flows from (used in) operating activities	8	(105)	(108)
Cash flows from (used in) investing activities	(1)	(4)	(5)
Cash flows from (used in) financing activities	(1)	(7)
ECART Internet Services Nigeria
Disclosure of subsidiaries [line items]
Revenue	36	97	80
Loss for the year	(29)	(127)	(103)
Total comprehensive loss for the period	9	(126)	(104)
Total Non-current assets	2	7
Total Current assets	14	26
Total non-current liabilities	0	0
Total Current liabilities	24	658
Cash flows from (used in) operating activities	8	(21)	(36)
Cash flows from (used in) investing activities	(1)	2	(2)
Cash flows from (used in) financing activities	€ (1)	(2)
Jumia Egypt LLC
Disclosure of subsidiaries [line items]
Revenue		48	41
Loss for the year		(63)	(47)
Total comprehensive loss for the period		(64)	(47)
Total Non-current assets		4
Total Current assets		20
Total non-current liabilities		1
Total Current liabilities		240
Cash flows from (used in) operating activities		(26)	(21)
Cash flows from (used in) investing activities		(2)	(1)
Cash flows from (used in) financing activities		(1)
ECART services Morocco Sarl
Disclosure of subsidiaries [line items]
Revenue		49	23
Loss for the year		(39)	(25)
Total comprehensive loss for the period		(39)	(25)
Total Non-current assets		4
Total Current assets		14
Total non-current liabilities		1
Total Current liabilities		167
Cash flows from (used in) operating activities		(14)	(14)
Cash flows from (used in) investing activities		(1)	(1)
Cash flows from (used in) financing activities		(1)
ECART services Kenya Limited
Disclosure of subsidiaries [line items]
Revenue		21	16
Loss for the year		(34)	(30)
Total comprehensive loss for the period		(34)	(29)
Total Non-current assets		6
Total Current assets		8
Total non-current liabilities		4
Total Current liabilities		122
Cash flows from (used in) operating activities		(24)	(10)
Cash flows from (used in) investing activities		(1)
Cash flows from (used in) financing activities		(1)
ECART services Ivory Coast SRL
Disclosure of subsidiaries [line items]
Revenue		46	52
Loss for the year		(29)	(26)
Total comprehensive loss for the period		(29)	(26)
Total Non-current assets		3
Total Current assets		13
Total non-current liabilities		1
Total Current liabilities		142
Cash flows from (used in) operating activities		(12)	(14)
Cash flows from (used in) investing activities		(1)	(1)
Cash flows from (used in) financing activities		(1)
Jade E-Services South Africa PTY Ltd
Disclosure of subsidiaries [line items]
Revenue		32	28
Loss for the year		(11)	(12)
Total comprehensive loss for the period		(11)	(11)
Total Non-current assets		5
Total Current assets		19
Total non-current liabilities		3
Total Current liabilities		57
Cash flows from (used in) operating activities		(8)	€ (13)
Cash flows from (used in) investing activities		(1)
Cash flows from (used in) financing activities		€ (1)